Deposits	12 Months Ended
Mar. 31, 2023
Deposits
14. Deposits
Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2022 and March 31, 2023 were as follows:

	As of March 31,
	2022		2023		2023

	(In millions)
Interest-bearing:
Savings deposits	Rs.	5,117,372.1	Rs.	5,624,911.4	US$	68,437.9
Time deposits		8,080,607.6		10,472,547.9		127,418.8

Total interest-bearing deposits		13,197,979.7		16,097,459.3		195,856.7
Non-interest-bearing deposits		2,382,052.2		2,729,176.3		33,205.7

Total	Rs.	15,580,031.9	Rs.	18,826,635.6	US$	229,062.4

As of March 31, 2022 and March 31, 2023, time deposits of Rs. 6,186,602.3 million and Rs. 7,121,444.9 million, respectively, had a residual maturity of one year or less. The remaining deposits mature between one and ten years.
As of March 31, 2022 and March 31, 2023, time deposits in excess of Rs.
0.5
million aggregated Rs. 6,938,558.0 million and Rs. 9,127,675.3 million, respectively.

As of March 31, 2023, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2023
	(In millions)
Due to mature in the fiscal year ending March 31:
2024	Rs.	7,121,444.9	US$	86,646.1
2025		2,119,471.5		25,787.5
2026		518,151.5		6,304.3
2027		235,850.6		2,869.6
2028		341,065.1		4,149.7
Thereafter		136,564.3		1,661.6

Total	Rs.	10,472,547.9	US$	127,418.8